Changes in fair value of financial assets / (liabilities) (Tables)	12 Months Ended
Dec. 31, 2021
Statement of changes in equity [abstract]
Summary of Changes in fair value of financial assets / (liabilities)

	2021 RMB million	2020 RMB million
Other non-current financial assets (FVPL) (Note 26)	3	(14)
Interest rate swaps measured at FVPL	17	(11)
Forward foreign exchange and foreign exchange options contracts	(60)	(107)
Derivative component of convertible bonds (Note 27(iii))	(269)	201
Cross currency swaps	—	(16)

	(309)	53